SUBSEQUENT EVENTS (Details) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2014 Subsequent Event Kyivska Rus Bank RUB	Jan. 31, 2015 Subsequent Event MTS Ukraine 3G License RUB	Jan. 31, 2015 Subsequent Event MTS Ukraine 3G License UAH	Jan. 31, 2015 Subsequent Event Navigation Information Systems RUB	Feb. 28, 2015 Subsequent Event Rent-Nedvizhimost RUB	Jan. 31, 2015 Subsequent Event Intellect Telecom RUB
Subsequent Events
Ownership interest sold (as a percent)								51.00%
Cash consideration		3,068.0						4.3	344.0
Percentage of ownership acquired							89.53%
Consideration paid							44
3G license cost	18,356	14,429	7,947		6,015	2,715
License period					15 years	15 years
Launch period					18 months	18 months
Deposits				1,170